SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
Schedule of future minimum rental payments for renewed operating lease upon commencement

Amount
2021	$380,600
2022	546,700
2023	551,100
2024	461,200
Total	$1,939,600